Summary of Significant Accounting Policies - Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Goodwill, impairment loss	$ 0	$ 88,247	$ 0